Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (134,977,369)	$ (9,458,784)	$ (1,359,923)